                               [NATIONWIDE LOGO]

                                  Nationwide(R)

                              VA Separate Account-A

               (FORMERLY FINANCIAL HORIZONS VA SEPARATE ACCOUNT-1)




                                  ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                DECEMBER 31, 1996


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215


                              [PHOTO OF PRESIDENT]


                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life and Annuity Insurance Company, we are pleased to bring you the 1996 annual report of the Nationwide VA Separate Account-A.

The U.S. economy is enjoying the rewards of a stable political system and a globally competitive business sector. These good times will last, although not all years will show the stellar performance of the last two years. 1997 may be the year in which normalcy will return.

The economic expansion has lasted six years already, and all resources are more or less fully employed. The job market in particular is showing some strains, and wages are rising a bit faster than before. Also, the competitive pressures from abroad are increasing due to a sharp rise in the exchange value of our currency. Business will be hard pressed under those conditions to continue showing above-average profit increases. For the economy as a whole, inflation has hit the low point in this business cycle and will slowly but surely be a more important variable for monetary policy.

In the last few years, and especially in 1996, our economy expanded faster than the natural rate of growth. This cannot continue without creating bottlenecks that in turn induce price increases. Either the economy will slow under its own weight or the Federal Reserve will have to step in. Some indicators point to a softening of business activity. But whether this is enough will be a close call.

Again, the long-term trend is very positive for the U.S., its business activity, and its financial markets. However, 1997 might turn out to have some more surprises than anticipated right now.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President



                                        3

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                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 1996


Assets:

   Investments at market value:

      Federated - Federated High Income Bond Fund II (FedHiInc)
         5,351 shares (cost $53,470) ..........................    $     54,795

      Fidelity VIP-- Equity-Income Portfolio (FidVIPEI)
         2,669 shares (cost $52,321) ..........................          56,139

      Fidelity VIP -- Growth Portfolio (FidVIPGr)
         2,262,504 shares (cost $52,142,514) ..................      70,454,363

      MFS(R) - Emerging Growth Series (MFSEmGrSe)
         3,908 shares (cost $53,506) ..........................          51,742

      Nationwide SAT -- Capital Appreciation Fund (NSATCapAp)
         519,009 shares (cost $6,408,740) .....................       8,449,459

      Nationwide SAT -- Government Bond Fund (NSATGvtBd)
         3,139,185 shares (cost $35,203,075) ..................      34,656,600

      Nationwide SAT -- Money Market Fund (NSATMyMkt)
         3,802,407 shares (cost $3,802,407) ...................       3,802,407

      Nationwide SAT -- Total Return Fund (NSATTotRe)
         4,847,223 shares (cost $50,895,999) ..................      64,322,651

      Neuberger & Berman -- Balanced Portfolio (NBAMTBal)
         1,569,940 shares (cost $23,770,547) ..................      24,993,442

      TCI Portfolios -- TCI Advantage (TCIAdv)
         2,107,066 shares (cost $11,571,020) ..................      13,253,450
                                                                   ------------
            Total investments .................................     220,095,048

   Accounts receivable ........................................           4,273
                                                                   ------------
           Total assets .......................................     220,099,321

ACCOUNTS PAYABLE ..............................................          27,251
                                                                   ------------
CONTRACT OWNERS' EQUITY .......................................    $220,072,070
                                                                   ============

Contract owners' equity represented by:                           UNITS          UNIT VALUE
                                                                ---------       ------------
   Contracts in accumulation phase:

 VA contracts:

      Fidelity VIP -- Growth Portfolio:
         Tax qualified................................          2,179,554         $19.539984       $  42,588,450
         Non-tax qualified ...........................          1,424,891          19.539984          27,842,347

      Nationwide SAT -- Capital Appreciation Fund:
         Tax qualified................................            266,039          17.979967           4,783,372
         Non-tax qualified............................            203,910          17.979967           3,666,295

      Nationwide SAT -- Government Bond Fund:
         Tax qualified................................            980,638          18.176386          17,824,455
         Non-tax qualified............................            925,418          18.176386          16,820,755

      Nationwide SAT -- Money Market Fund:
         Tax qualified................................            198,448          13.684658           2,715,693
         Non-tax qualified............................             77,424          13.684658           1,059,521

      Nationwide SAT -- Total Return Fund:
         Tax qualified................................          1,595,854          22.903028          36,549,889
         Non-tax qualified............................          1,212,036          22.903028          27,759,294

      Neuberger & Berman -- Balanced Portfolio:
         Tax qualified................................            972,426          15.011108          14,597,192
         Non-tax qualified............................            692,598          15.011108          10,396,663

      TCI Portfolios -- TCI Advantage:
         Tax qualified................................            554,216          14.067634           7,796,508
         Non-tax qualified............................            361,130          14.067634           5,080,245
         Initial Funding by Depositor (note 1a).......             25,000          15.079515             376,988

   VA-II Convertible contracts:

      Federated -- Federated High Income Bond Fund II:
         Non-tax qualified............................              4,865          11.260755              54,784

      Fidelity VIP-- Equity-Income Portfolio:
         Non-tax qualified............................              3,700          15.169422              56,127

      MFS(R)Emerging Growth Series:
         Non-tax qualified............................              4,480          11.549651              51,742
                                                                ---------          ---------
   Reserves for annuity contracts in payout phase:
         Tax qualified................................                                                    39,738
         Non-tax qualified............................                                                    12,012
                                                                                                   -------------
                                                                                                   $ 220,072,070
                                                                                                   =============





See accompanying notes to financial statements.

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                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  Years Ended December 31, 1996, 1995 and 1994


                                                                           1996              1995              1994
                                                                       -------------      -----------       -----------
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends....................         $ 15,275,421        8,050,692         7,721,041
   Mortality, expense and administration charges (note 2)....           (2,743,464)      (2,357,690)       (2,024,513)
                                                                      -------------      -----------       -----------
      Net investment activity................................           12,531,957        5,693,002         5,696,528
                                                                      -------------      -----------       -----------

   Proceeds from mutual fund shares sold.....................            21,740,726       20,313,766        19,817,630
   Cost of mutual fund shares sold...........................           (19,156,737)     (18,563,695)      (19,721,355)
                                                                      -------------      -----------       -----------
      Realized gain (loss) on investments....................             2,583,989        1,750,071            96,275
   Change in unrealized gain (loss) on investments...........             8,279,881       31,434,577        (9,410,416)
                                                                      -------------      -----------       -----------
      Net gain (loss) on investments.........................            10,863,870       33,184,648        (9,314,141)
                                                                      -------------      -----------       -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations.................            23,395,827       38,877,650        (3,617,613)
                                                                      -------------      -----------       -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners...........            14,984,201       13,686,421        47,925,144
   Redemptions...............................................           (14,810,150)     (16,686,757)      (15,715,791)
   Annuity benefits..........................................                (8,432)          (3,226)            -
   Annual contract maintenance charge (note 2)...............              (267,941)        (270,240)         (226,608)
   Contingent deferred sales charges (note 2)................              (325,984)        (413,527)         (445,574)
   Adjustments to maintain reserves..........................                 6,740           (2,665)           (2,326)
                                                                      -------------      -----------       -----------
         Net equity transactions.............................              (421,566)      (3,689,994)       31,534,845
                                                                      -------------      -----------       -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY........................            22,974,261       35,187,656        27,917,232
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD..................           197,097,809      161,910,153       133,992,921
                                                                      -------------      -----------       -----------
CONTRACT OWNERS' EQUITY END OF PERIOD........................         $ 220,072,070      197,097,809       161,910,153
                                                                      =============      ===========       ===========



See accompanying notes to financial statements.

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                                       6

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                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 1996, 1995 and 1994


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (formerly Financial Horizons Life Insurance Company) (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the TCI Portfolios, Inc. - TCI Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

   (b) The Contracts

      Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

         Funds of the Federated Insurance Series (Federated);
            Federated -- Federated American Leaders Fund II (FedAmLead) Federated -- Federated High Income Bond Fund II (FedHiInc)

         Portfolio of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP -- Equity - Income Portfolio (FidVIPEI)
            Fidelity VIP -- Growth Portfolio (FidVIPGr)
            Fidelity VIP -- Overseas Portfolio (FidVIPOv)

         Funds of the MFS(R) Variable Insurance Trust (MFS(R));
            MFS(R) -- Emerging Growth Series (MFSEmGrSe)
            MFS(R) -- Total Return Series (MFSTotReSe)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT -- Capital Appreciation Fund (NSATCapAp) Nationwide SAT -- Government Bond Fund (NSATGvtBd)
            Nationwide SAT -- Money Market Fund (NSATMyMkt)
            Nationwide SAT -- Small Company Fund (NSATSmCo)
            Nationwide SAT -- Total Return Fund (NSATTotRe)

         Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
            Neuberger & Berman -- Balanced Portfolio (NBAMTBal)

         Portfolio of the TCI Portfolios, Inc. (TCIPortfolios);
            TCI Portfolios -- TCI Advantage (TCIAdv)

      At December 31, 1996, contract owners have invested in all of the above funds except the Federated Federated American Leaders Fund II, Fidelity VIP - Overseas Portfolio, MFS(R) - Total Return Series, and Nationwide SAT Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

    Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of $30 which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

            -   Beginning unit value - Jan. 1

            -   Reinvested capital gains and dividends
                (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            -   Unrealized gain (loss)
                (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            -   Contract charges
                (This amount reflects the decrease in the unit value due to the mortality risk charge, expense risk charge and administration charge discussed in note 2.)

            -   Ending unit value - Dec. 31

            -   Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.



--------------------------------------------------------------------------------
                                        8

--------------------------------------------------------------------------------

                                                                      SCHEDULE I
                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
                                  VA CONTRACTS
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  Years Ended December 31, 1996, 1995 and 1994




                                   FIDVIPGR   NSATCAPAP   NSATGVTBD   NSATMYMKT   NSATTOTRE    NBAMTBAL       TCIADV      TCIADV+
                                   --------   ---------   ---------   ---------   ---------    --------       ------      -------
1996
Beginning unit value - Jan. 1    $17.260484   14.442619   17.796519   13.190835   19.046261    14.230121   13.047149    13.802855
----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                     1.239829     .749106    1.101097     .670495    1.268988     2.180116     .939604      .998314
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             1.283569    2.998126    (.490209)    .000000    2.858575    (1.208831)    .257546      .278346
----------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.243898)   (.209884)   (.231021)   (.176672)   (.270796)    (.190298)   (.176665)     .000000
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $19.539984   17.979967   18.176386   13.684658   22.903028    15.011108   14.067634    15.079515
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
 in unit value*                          13%         24%          2%          4%         20%           5%          8%          9%
==================================================================================================================================

1995
Beginning unit value - Jan. 1    $12.918431   11.311683   15.183984   12.648732   14.947703    11.649194   11.322395    11.822996
----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                      .071384     .642190    1.074443     .711093    1.480976      .296423     .410259      .431938
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             4.475621    2.653706    1.754428     .000000    2.840889     2.458241    1.473947     1.547921
----------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.204952)   (.164960)   (.216336)   (.168990)   (.223307)    (.173737)   (.159452)     .000000
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $17.260484   14.442619   17.796519   13.190835   19.046261    14.230121   13.047149    13.802855
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
 in unit value*                          34%         28%         17%          4%         27%          22%         15%         17%
==================================================================================================================================

1994
Beginning unit value - Jan. 1    $13.090637   11.564256   15.897022   12.335970   14.983077    12.212412   11.353606    11.701906
----------------------------------------------------------------------------------------------------------------------------------
Reinvested capital gains
 and dividends                      .787428     .182737     .997259     .475683     .756008      .476225     .298215      .309969
----------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)             (.794444)   (.286833)  (1.509724)    .000000    (.594133)    (.884641)   (.181444)    (.188879)
----------------------------------------------------------------------------------------------------------------------------------
Contract charges                   (.165190)   (.148477)   (.200573)   (.162921)   (.197249)    (.154802)   (.147982)     .000000
----------------------------------------------------------------------------------------------------------------------------------
Ending unit value - Dec. 31      $12.918431   11.311683   15.183984   12.648732   14.947703    11.649194   11.322395    11.822996
----------------------------------------------------------------------------------------------------------------------------------
Percentage increase (decrease)
 in unit value*                         (1)%        (2)%        (4)%          3%          0%         (5)%          0%          1%
==================================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
  + For Depositor, see note 1a.



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



--------------------------------------------------------------------------------
                                                           SCHEDULE I, CONTINUED
                        NATIONWIDE VA SEPARATE ACCOUNT-A
               (formerly Financial Horizons VA Separate Account-1)
                           VA-II CONVERTIBLE CONTRACTS
                        SCHEDULE OF CHANGES IN UNIT VALUE
                          Year Ended December 31, 1996

                                                                 FEDHIINC                FIDVIPEI              MFSEMGRSE
                                                                 --------                --------              ---------
1996**
   Beginning unit value - Jan. 1                               $10.000000              13.462945              10.000000
------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                                .927988                .620984                .097588
------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                                         .479216               1.285801               1.607797
------------------------------------------------------------------------------------------------------------------------
   Contract charges                                              (.146449)              (.200308)              (.155734)
------------------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31                                 $11.260755              15.169422              11.549651
------------------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value*                                                    13%                    13%                   15%
========================================================================================================================

  * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.
 ** No other investment options were being utilized.



See note 3.


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                                       10

--------------------------------------------------------------------------------

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company
   (formerly Financial Horizons Life Insurance Company) and
   Contract Owners of Nationwide VA Separate Account-A
   (formerly Financial Horizons VA Separate Account-1):

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A (formerly Financial Horizons VA Separate Account-1) as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997


                                       11


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NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA -  COLUMBUS, OHIO 43215-2220


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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company